Consolidated Statements of Shareholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Performance Stock Units	Common Stock	Common Stock Restricted Stock Units (RSUs)	Common Stock Performance Stock Units	Additional Paid- in Capital	Additional Paid- in Capital Restricted Stock Units (RSUs)	Additional Paid- in Capital Performance Stock Units	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Treasury Stock	Accumulated Other Comprehensive Loss
Balance (in shares) at Mar. 02, 2019				342,582,000
Balance (in shares) at Mar. 02, 2019												(210,349,000)
Balance at Mar. 02, 2019	$ 2,560,331	$ (40,700)		$ 3,426			$ 2,118,673			$ 11,112,887	$ (40,700)	$ (10,616,045)	$ (58,610)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(613,816)									(613,816)
Other comprehensive (loss) income, net of tax	(6,299)												(6,299)
Issuance of restricted shares, net (in shares)				370,000
Issuance of restricted shares, net				$ 4			(4)
Vesting of stock units (in shares)				580,000
Vesting of stock units				$ 5			(5)
Stock-based compensation expense, net	46,159						46,159
Director fees paid in stock (in shares)				12,000
Director fees paid in stock	169						169
Repurchase of common stock, including fees (in shares)												(6,806,000)
Repurchase of common stock, including fees	(99,710)											$ (99,710)
Dividends declared	(83,545)									(83,545)
Shares sold under employee stock option plans, net of tax (in shares)				139,000
Shares sold under employee stock option plans, net of tax	2,346			$ 1			2,345
Balance (in shares) at Feb. 29, 2020				343,683,000
Balance (in shares) at Feb. 29, 2020												(217,155,000)
Balance at Feb. 29, 2020	1,764,935			$ 3,436			2,167,337			10,374,826		$ (10,715,755)	(64,909)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(150,773)									(150,773)
Other comprehensive (loss) income, net of tax	9,309												9,309
Dividends forfeited	1,200									1,200
Vesting of stock units (in shares)				344,000
Vesting of stock units				$ 4			(4)
Stock-based compensation expense, net	32,344						32,344
Accelerated share repurchase program (in shares)												(15,833,000)
Accelerated share repurchase program	(375,000)						(47,550)					$ (327,450)
Repurchase of common stock, including fees (in shares)												(632,000)
Repurchase of common stock, including fees	$ (5,079)											$ (5,079)
Forfeiture of restricted shares, net (in shares)				(786,000)
Forfeiture of restricted shares, net				$ (8)			8
Balance (in shares) at Feb. 27, 2021	109,621,000			343,241,000
Balance (in shares) at Feb. 27, 2021												(233,620,000)
Balance at Feb. 27, 2021	$ 1,276,936			$ 3,432			2,152,135			10,225,253		$ (11,048,284)	(55,600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(400,518)									(400,518)
Other comprehensive (loss) income, net of tax	7,904												7,904
Dividends forfeited	421									421
Issuance of restricted shares, net (in shares)				618,000
Issuance of restricted shares, net				$ 6			(6)
Vesting of stock units (in shares)						274
Vesting of stock units						$ 3			$ (3)
Stock-based compensation expense, net	27,655						27,655
Accelerated share repurchase program (in shares)												(200,000)
Accelerated share repurchase program							47,550					$ (47,550)
Director fees paid in stock (in shares)				7,000
Director fees paid in stock	138						138
Repurchase of common stock, including fees (in shares)												(13,982,000)
Repurchase of common stock, including fees	(358,923)											$ (358,923)
Balance (in shares) at Nov. 27, 2021				344,140,000
Balance (in shares) at Nov. 27, 2021												(247,802,000)
Balance at Nov. 27, 2021	$ 553,613			$ 3,441			2,227,469			9,825,156		$ (11,454,757)	(47,696)
Balance (in shares) at Feb. 27, 2021	109,621,000			343,241,000
Balance (in shares) at Feb. 27, 2021												(233,620,000)
Balance at Feb. 27, 2021	$ 1,276,936			$ 3,432			2,152,135			10,225,253		$ (11,048,284)	(55,600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(559,623)									(559,623)
Other comprehensive (loss) income, net of tax	9,586												9,586
Dividends forfeited	461									461
Issuance of restricted shares, net (in shares)				624,000
Issuance of restricted shares, net				$ 6			(6)
Vesting of stock units (in shares)				274,000
Vesting of stock units				$ 3			(3)
Stock-based compensation expense, net	36,080						36,080
Accelerated share repurchase program (in shares)												(200,000)
Accelerated share repurchase program							47,550					$ (47,550)
Director fees paid in stock (in shares)				7,000
Director fees paid in stock	138						138
Repurchase of common stock, including fees (in shares)												(28,347,000)
Repurchase of common stock, including fees	$ (589,433)											$ (589,433)
Balance (in shares) at Feb. 26, 2022	81,979,000			344,146,000
Balance (in shares) at Feb. 26, 2022												(262,167,000)
Balance at Feb. 26, 2022	$ 174,145			$ 3,441			2,235,894			9,666,091		$ (11,685,267)	(46,014)
Balance (in shares) at Aug. 28, 2021				343,596,000
Balance (in shares) at Aug. 28, 2021												(242,536,000)
Balance at Aug. 28, 2021	934,234			$ 3,436			2,218,400			10,101,522		$ (11,335,845)	(53,279)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(276,429)									(276,429)
Other comprehensive (loss) income, net of tax	5,583												5,583
Dividends forfeited	63									63
Issuance of restricted shares, net (in shares)				270,000
Issuance of restricted shares, net				$ 2			(2)
Vesting of stock units (in shares)						274,000
Vesting of stock units						$ 3			(3)
Stock-based compensation expense, net	9,074						9,074
Repurchase of common stock, including fees (in shares)												(5,266,000)
Repurchase of common stock, including fees	(118,912)											$ (118,912)
Balance (in shares) at Nov. 27, 2021				344,140,000
Balance (in shares) at Nov. 27, 2021												(247,802,000)
Balance at Nov. 27, 2021	$ 553,613			$ 3,441			2,227,469			9,825,156		$ (11,454,757)	(47,696)
Balance (in shares) at Feb. 26, 2022	81,979,000			344,146,000
Balance (in shares) at Feb. 26, 2022												(262,167,000)
Balance at Feb. 26, 2022	$ 174,145			$ 3,441			2,235,894			9,666,091		$ (11,685,267)	(46,014)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,116,791)									(1,116,791)
Other comprehensive (loss) income, net of tax	(2,533)												(2,533)
Dividends forfeited	236									236
Issuance of restricted shares, net (in shares)				264,000
Issuance of restricted shares, net				$ 2			(2)
Vesting of stock units (in shares)			640,000		1,063,000	177,000
Vesting of stock units					$ 11	$ 2		$ (11)	(2)
Stock-based compensation expense, net	19,511						19,511
Director fees paid in stock (in shares)				11,000
Director fees paid in stock	145						145
Issuance of common stock and At-the-Market offering, net of offering costs (in shares)				36,678,000
Issuance of common stock and At-the-Market offering, net of offering costs	172,571			$ 367			172,204
Repurchase of common stock, including fees (in shares)												(2,850,000)
Repurchase of common stock, including fees	$ (45,927)											$ (45,927)
Balance (in shares) at Nov. 26, 2022	117,322,000			382,339,000
Balance (in shares) at Nov. 26, 2022												(265,017,000)
Balance at Nov. 26, 2022	$ (798,643)			$ 3,823			2,427,739			8,549,536		$ (11,731,194)	(48,547)
Balance (in shares) at Aug. 27, 2022				345,053,000
Balance (in shares) at Aug. 27, 2022												(264,691,000)
Balance at Aug. 27, 2022	(577,654)			$ 3,450			2,253,039			8,942,368		$ (11,728,514)	(47,997)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(392,966)									(392,966)
Other comprehensive (loss) income, net of tax	(550)												(550)
Dividends forfeited	134									134
Issuance of restricted shares, net (in shares)				(65,000)
Issuance of restricted shares, net				$ (1)			1
Vesting of stock units (in shares)					496,000	177,000
Vesting of stock units					$ 5	$ 2		$ (5)	$ (2)
Stock-based compensation expense, net	2,502						2,502
Issuance of common stock and At-the-Market offering, net of offering costs (in shares)				36,678,000
Issuance of common stock and At-the-Market offering, net of offering costs	172,571			$ 367			172,204
Repurchase of common stock, including fees (in shares)												(326,000)
Repurchase of common stock, including fees	$ (2,680)											$ (2,680)
Balance (in shares) at Nov. 26, 2022	117,322,000			382,339,000
Balance (in shares) at Nov. 26, 2022												(265,017,000)
Balance at Nov. 26, 2022	$ (798,643)			$ 3,823			$ 2,427,739			$ 8,549,536		$ (11,731,194)	$ (48,547)